Property and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Property and equipment, net
Property, plant and equipment at beginning of period	€ 17,691	€ 8,810
Property, plant and equipment at end of period	37,227	17,691
Increased property and equipment	37,227	17,691
Minimum
Property and equipment, net
Capital expenditures expected to be incurred in fiscal year 2024	8,000
Maximum
Property and equipment, net
Capital expenditures expected to be incurred in fiscal year 2024	11,000
Cost
Property and equipment, net
Property, plant and equipment at beginning of period	34,057	22,317
Additions	22,168	11,740
Disposals	(2)
Property, plant and equipment at end of period	56,223	34,057
Increased property and equipment	56,223	34,057
Accumulated depreciation and impairment
Property and equipment, net
Property, plant and equipment at beginning of period	(16,366)	(13,507)
Depreciation charge of the year	2,630	2,859
Property, plant and equipment at end of period	(18,996)	(16,366)
Increased property and equipment	(18,996)	(16,366)
Construction in progress
Property and equipment, net
Property, plant and equipment at beginning of period	9,779
Property, plant and equipment at end of period	26,873	9,779
Increased property and equipment	26,873	9,779
Construction in progress | Cost
Property and equipment, net
Property, plant and equipment at beginning of period	9,779
Additions	17,094	9,779
Property, plant and equipment at end of period	26,873	9,779
Increased property and equipment	26,873	9,779
Leasehold improvements
Property and equipment, net
Property, plant and equipment at beginning of period	3,862	4,597
Property, plant and equipment at end of period	4,614	3,862
Increased property and equipment	4,614	3,862
Leasehold improvements | Cost
Property and equipment, net
Property, plant and equipment at beginning of period	10,222	9,798
Additions	1,387	424
Property, plant and equipment at end of period	11,608	10,222
Increased property and equipment	11,608	10,222
Leasehold improvements | Accumulated depreciation and impairment
Property and equipment, net
Property, plant and equipment at beginning of period	(6,360)	(5,201)
Depreciation charge of the year	635	1,159
Property, plant and equipment at end of period	(6,995)	(6,360)
Increased property and equipment	(6,995)	(6,360)
Other fixed assets and office equipment
Property and equipment, net
Property, plant and equipment at beginning of period	4,050	4,213
Property, plant and equipment at end of period	5,740	4,050
Increased property and equipment	5,740	4,050
Other fixed assets and office equipment | Cost
Property and equipment, net
Property, plant and equipment at beginning of period	14,057	12,520
Additions	3,687	1,537
Disposals	(2)
Property, plant and equipment at end of period	17,742	14,057
Increased property and equipment	17,742	14,057
Other fixed assets and office equipment | Accumulated depreciation and impairment
Property and equipment, net
Property, plant and equipment at beginning of period	(10,006)	(8,306)
Depreciation charge of the year	1,993	1,700
Property, plant and equipment at end of period	(12,001)	(10,006)
Increased property and equipment	€ (12,001)	€ (10,006)